Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (525,166)	$ (37,157)	$ 126,230
Other comprehensive income (loss):
Unrealized loss on available-for-sale securities	(485)
Reclassification adjustment for other-than-temporary impairment on available-for-sale securities realized in net income	485
Unrecognized loss on derivative instruments	(565)	(6,290)	(14,889)
Reclassification adjustment for loss on derivative instruments realized in net income (Note 12)	5,265	8,798	10,440
Reclassification adjustment for loss on derivative instruments realized in property and equipment (Note 12)		1,789	1,164
Total other comprehensive income (loss)	4,700	4,297	(3,285)
Total comprehensive income (loss)	$ (520,466)	$ (32,860)	$ 122,945